Patents and software - Table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 2,673	€ 2,400
Ending balance	2,757	2,673
GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,412	2,962
Addition	272	450
Disposal	0	0
Ending balance	3,684	3,412
AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(739)	(562)
Increase	(188)	(177)
Decrease	0	0
Ending balance	(927)	(739)
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,665	2,383
Ending balance	2,757	2,665
Patents | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,380	2,930
Addition	272	450
Disposal	0	0
Ending balance	3,652	3,380
Patents | AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(715)	(547)
Increase	(180)	(168)
Decrease	0	0
Ending balance	(895)	(715)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8	17
Ending balance		8
Software | GROSS AMOUNT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32	32
Disposal	0	0
Ending balance	32	32
Software | AMORTIZATION/DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24)	(15)
Increase	(8)	(9)
Decrease	0	0
Ending balance	€ (32)	€ (24)